As filed with the Securities and Exchange Commission on October 23, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-06317

The Jundt Growth Fund, Inc.
(Exact name of registrant as specified in charter)

301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Address of principal executive offices) (Zip code)

James R. Jundt
301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Name and address of agent for service)

800-541-0677
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2006

Date of reporting period: 9/30/2006

Item 1. Schedule of Investments.

				Jundt Growth Fund
Schedule of Investments (unaudited)				September 30, 2006

Industry Description and Issue	Shares	Cost		Market Value (a)
COMMON STOCKS - 72.7%
Biotechnology - 6.6%
Amgen, Inc. (b)	3,600	$250,237		$257,508
Biogen Idec, Inc. (b)	14,600	673,295		652,328
		923,532		909,836

Computer Hardware - 1.9%
Apple Computer, Inc. (b)	1,600	115,596		123,248
Hewlett-Packard Co.	3,800	117,993		139,422
		233,589		262,670

Computer Services/Software - 6.8%
Immersion Corp. (b)(d)	120,700	863,301		863,005
Wipro Ltd. - ADR (f)	6,000	74,536		79,500
		937,837		942,505

Discount - 4.3%
Costco Wholesale Corp.	2,200	117,688		109,296
Home Depot, Inc.	10,200	347,671		369,954
Lowe's Cos., Inc.	400	7,421		11,224
Target Corp.	1,900	98,420		104,975
		571,200		595,449

Energy - 1.5%
Foster Wheeler Ltd. (b)(f)	5,300	198,070		204,527

Financial Services - 3.3%
Mastercard, Inc. (b)	300	13,770		21,105
Willis Group Holdings Ltd. (f)	11,500	432,341		437,000
		446,111		458,105

Foreign Internet Services - 1.2%
Baidu.com - ADR (b)(f)	1,600	136,112		140,064
Ctrip.com International Ltd. - ADR (f)	700	32,908		31,465
		169,020		171,529

Healthcare Services - 0.2%
Express Scripts, Inc. (b)	300	15,448		22,647

Internet Services - 1.7%
eBay, Inc. (b)	6,000	172,134		170,160
Google, Inc. (b)	160	63,464		64,304
		235,598		234,464

Medical Devices - 2.5%
C.R. Bard, Inc.	500	26,982		37,500
China Med Technologies - ADR (b)(f)	5,600	148,709		129,584
Medtronic, Inc.	800	38,648		37,152
St. Jude Medical, Inc. (b)	4,000	176,081		141,160
		390,420		345,396

Miscellaneous - 0.3%
Garmin Ltd. (f)	800	34,579		39,024

National Radio - 3.2%
XM Satellite Radio Holdings, Inc. - Class A (b)(g)	34,600	689,744		445,994

Oil Drilling, Equipment & Services - 9.2%
Devon Energy Corp.	9,100	614,051		574,665
GlobalSantaFe Corp. (f)	400	21,590		19,996
Nabors Industries Ltd. (b)(f)	800	27,321		23,800
Noble Corp. (f)	400	29,764		25,672
Schlumberger Ltd. (f)	9,500	573,139		589,285
Transocean, Inc. (b)(f)	400	30,499		29,292
		1,296,364		1,262,710

Orthopedics - 4.7%
Stryker Corp.	2,300	100,316		114,057
Zimmer Holdings, Inc. (b)	7,900	445,857		533,250
		546,173		647,307

Pharmaceuticals - 15.6%
Alcon, Inc. (b)(f)	1,500	151,019		171,750
AstraZeneca Plc - ADR (f)	2,100	109,186		131,250
Genzyme Corp. (b)	4,100	267,679		276,627
Schering-Plough Corp.	31,600	621,601		698,044
Sepracor, Inc. (b)	13,200	635,195		639,408
Wyeth	4,600	212,167		233,864
		1,996,847		2,150,943

Restaurants - 2.0%
Yum! Brands, Inc.	5,200	267,947		270,660

Specialty - 2.2%
Best Buy Co., Inc.	4,500	202,664		241,020
Coach, Inc. (b)	200	4,212		6,880
Starbucks Corp. (b)	1,800	61,188		61,290
		268,064		309,190

Telecommunications Infrastructure - 0.8%
Cisco Systems, Inc. (b)	800	14,326		18,400
Neustar, Inc. (b)	3,100	80,793		86,025
		95,119		104,425

Transportation - 0.3%
FedEx Corp.	400	44,399		43,472

Wireless - 4.4%
Research In Motion Ltd. (b)(f)	300	30,790		30,798
Sprint Corp.	33,800	735,205		579,670
		765,995		610,468
TOTAL COMMON STOCKS		10,126,056		$10,031,321

SHORT TERM INVESTMENTS
Industry Description and Issue	Amount	Cost		Market Value (b)
Repurchase Agreement 4.7%
Repurchase agreement with U.S. Bank, N.A. 4.10%
acquired on 09/29/06 and due 10/02/06 with proceeds of
$663,188 collateralized by $650,000 FNCI, 4.50%, due
7/1/2018, value including accrued interest, $2,388.	$650,000	650,000		650,000
Total Short-Term Investments 4.7%		650,000		650,000
Total Investments 77.4%		$10,776,056	(c)	$10,681,321
Other Assets in Excess of Liabilities 22.6%				3,124,180
TOTAL NET ASSETS 100.0%				$13,805,501

Jundt Growth Fund
Schedule of Investments (unaudited)(concluded)							September 30, 2006

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at September 30, 2006, was
$10,866,419. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 500,083
	Gross unrealized depreciation		(685,181)
	Net unrealized depreciation		$ (185,098)

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the
Jundt Growth Fund, as defined in the Investment Company
Act of 1940, at or during the period ended September 30, 2006.
The activity for investments in Common Stocks of Affiliates
is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Losses
	Immersion Corporation	$ 863,301	$ -	$ -	$ 863,301	$ 863,005	$ -	$ -
	Total	$ 863,301	$ -	$ -	$ 863,301	$ 863,005	$ -	$ -

(e)	As of September 30, 2006, initial margin deposits of $1,029,000 have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue				Market Value		Depreciation
	12	S&P 500 - December 2006				$ 4,036,200		$ (94,572)
	56	NASDAQ 100 - December 2006				9,359,000		(462,046)
	Total					$ 13,395,200		$ (556,618)

(f)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

ADR- American Depository Receipt

(g)	Securities partially on deposit, with a market value of $129,000 as of September 30, 2006.
This margin account is held as collateral for short sales and options in the event the fund chooses to engage in these transactions in the future.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jundt Growth Fund, Inc.

By (Signature and Title)  /s/James R. Jundt
James R. Jundt, Chairman of the Board

Date   10/18/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/Marcus E. Jundt
Marcus E. Jundt, President

Date               10/18/2006

By (Signature and Title)  /s/Gerald M. Fitterer
Gerald M. Fitterer, Treasurer

Date               10/18/2006